Note 14 - Stock-based Compensation (Details Textual) - USD ($)	2 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			227,280
Stock Repurchased and Retired During Period, Shares		0	70,281
Payments for Repurchase of Common Stock	$ 231,415,000		$ 686,645
Share-based Payment Arrangement, Plan Modification, Incremental Cost			0
Share-based Payment Arrangement, Expense		280,632	$ 362,345	$ 109,424
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount		$ 801,892
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		2 years 182 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Total		0
Share-based Compensation Arrangement by Share-based Payment Award, Option, Nonvested, Weighted Average Exercise Price, Ending Balance			$ 8.16
Subject to Performance Based Vesting [Member]
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount		$ 287,818
Equity Incentive Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					1,622,120
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		362,560
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		0	227,280
Equity Incentive Plan 2015 [Member] | Subject to Time Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			54,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage Vested per Year			20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
Equity Incentive Plan 2015 [Member] | Subject to Time Vesting and Performance Based Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			173,280
Equity Incentive Plan 2015 [Member] | Subject to Performance Based Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
Equity Incentive Plan 2015 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					10 years
Equity Incentive Plan 2015 [Member] | Maximum [Member] | Subject to Time Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage Vested per Year			10.00%
Equity Incentive Plan 2015 [Member] | Maximum [Member] | Subject to Performance Based Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage Vested per Year			10.00%